UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified Emerging Markets Fund

Dreyfus/Newton International Equity Fund

Dreyfus Tax Sensitive Total Return Bond Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/The Boston Company Small Cap Growth Fund

Dreyfus/The Boston Company Small Cap Value Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 54.4%
Australia - .2%
MMG	776,000	[a]	543,010
Brazil - 2.1%
Banco Bradesco	7,975		50,166
Banco do Brasil	67,500		498,968
BR Malls Participacoes	4,335		10,849
Cia de Saneamento Basico do Estado de
Sao Paulo	60,100		361,150
Cia de Saneamento do Parana	24,800		303,621
EDP - Energias do Brasil	158,400		566,860
Hypera	58,200		414,604
JBS	52,200		125,256
Qualicorp	87,500		416,758
Suzano Papel e Celulose	88,000		1,021,057
Vale	87,441		1,118,803
			4,888,092
Canada - .2%
Gran Tierra Energy	121,722	[a]	419,941
Chile - .5%
Aguas Andinas, Cl. A	164,900		90,072
Enel Generacion Chile	568,400		381,459
Itau CorpBanca	61,140,090		597,089
			1,068,620
China - 16.4%
Alibaba Group Holding, ADR	35,898	[a]	6,660,156
Anhui Conch Cement, Cl. H	242,000		1,388,039
ANTA Sports Products	114,000		603,740
Baidu, ADR	2,150	[a]	522,450
Bank of China, Cl. H	2,534,000		1,256,406
Beijing Capital International Airport, Cl.
H	317,956		335,156
China Communications Services, Cl. H	1,044,000		661,349
China Construction Bank, Cl. H	3,159,000		2,919,184
China Evergrande Group	44,000	[a]	112,165
China Huarong Asset Management, Cl. H	1,343,000	[b]	388,576
China Life Insurance, Cl. H	235,000		606,550
China Medical System Holdings	79,000		157,887
China National Building Material, Cl. H	318,000		314,936
China Petroleum & Chemical, Cl. H	1,550,000		1,384,916
China Shenhua Energy, Cl. H	235,000		557,727

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 54.4% (continued)
China - 16.4% (continued)
China Vanke, Cl. H	11,700		40,936
Chongqing Rural Commercial Bank, Cl. H	1,425,000		848,214
CNOOC	750,000		1,294,356
Country Garden Holdings	30,000		52,768
Country Garden Services Holdings	3,448	[a]	4,421
Geely Automobile Holdings	202,000		523,950
Huaneng Renewables, Cl. H	832,000		276,782
Huazhu Group	16,388		688,132
Industrial & Commercial Bank of China,
Cl. H	833,000		623,242
Longfor Properties	7,500		20,218
New Oriental Education & Technology
Group, ADR	7,633		722,540
PICC Property & Casualty, Cl. H	309,000		333,592
Ping An Insurance Group Company of
China, Cl. H	229,000		2,107,398
Shanghai Pharmaceuticals Holding, Cl. H	273,900		755,829
Sino-Ocean Group Holding	23,500		13,659
Sinopec Shanghai Petrochemical, Cl. H	266,000		162,063
Sunny Optical Technology Group	68,000		1,265,423
Tencent Holdings	190,900		9,581,985
Weibo	7,132	[a]	633,036
Weichai Power, Cl. H	473,000		652,322
			38,470,103
Colombia - .5%
Bancolombia, ADR	12,101		578,186
Ecopetrol	552,400		570,106
Interconexion Electrica	27,800		137,528
			1,285,820
Czech Republic - .3%
Moneta Money Bank	231,833	[b]	795,665
Hong Kong - 2.1%
Beijing Enterprises Holdings	52,500		255,621
Brilliance China Automotive Holdings	194,000		350,138
China Everbright International	479,000		619,081
China Mobile	9,000		79,956
China Overseas Land & Investment	30,000		98,845
China Resources Gas Group	174,000		754,053
China Resources Land	20,000		67,426
China Unicom Hong Kong	498,000	[a]	622,056
Haier Electronics Group	181,000	[a]	619,436
Nine Dragons Paper Holdings	195,000		248,547
Shanghai Industrial Holdings	227,000		528,903

Description	Shares	Value ($)
Common Stocks - 54.4% (continued)
Hong Kong - 2.1% (continued)
Shimao Property Holdings	271,000	711,558
		4,955,620
Hungary - .2%
OTP Bank	9,800	354,815
India - 3.3%
Bajaj Finance	5,400	180,986
Bharat Petroleum	29,808	162,407
Bharti Infratel	62,400	273,726
Hero MotoCorp	6,800	344,739
Hindalco Industries	155,000	521,455
Hindustan Petroleum	115,950	438,652
ICICI Bank	165,870	666,724
Indiabulls Housing Finance	31,259	521,249
Indian Oil	217,233	494,612
Infosys	8,020	153,014
ITC	122,048	474,191
Larsen & Toubro	46,794	870,861
Mahindra & Mahindra	52,304	685,300
Tata Consultancy Services	4,750	128,101
Tata Power	198,400	212,111
Tech Mahindra	104,315	997,931
UPL	21,500	194,179
Vedanta	133,250	459,369
		7,779,607
Indonesia - 1.1%
Bank Mandiri	1,459,800	697,811
Bank Negara Indonesia	597,600	294,004
Telekomunikasi Indonesia	4,212,700	1,102,416
United Tractors	238,800	526,593
		2,620,824
Luxembourg - .3%
Tenaris, ADR	18,597	676,745
Malaysia - .4%
Genting	134,900	280,854
Malaysia Airports Holdings	338,000	736,329
		1,017,183
Mexico - 1.4%
America Movil, Ser. L	259,800	216,890
Arca Continental	100,700	618,339
Fibra Uno Administracion	13,100	19,096
Fomento Economico Mexicano	33,500	294,412
Gentera	1,099,500	968,832
Grupo Aeroportuario del Sureste, Cl. B	12,900	204,929
Industrias Penoles	6,600	118,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 54.4% (continued)
Mexico - 1.4% (continued)
Wal-Mart de Mexico	339,900		897,147
			3,338,148
Philippines - .7%
Ayala Land	743,400		527,940
DMCI Holdings	1,605,100		315,802
Globe Telecom	2,295		66,226
Puregold Price Club	841,350		734,659
SM Prime Holdings	46,300		31,189
			1,675,816
Poland - .3%
Jastrzebska Spolka Weglowa	13,600	[a]	278,488
Powszechna Kasa Oszczednosci Bank
Polski	43,646	[a]	431,024
			709,512
Qatar - .0%
Qatar National Bank	814		33,982
Russia - 1.7%
Gazprom, ADR	46,113	[a]	202,943
Lukoil, ADR	22,240		1,520,771
MMC Norilsk Nickel, ADR	4,700	[a]	84,365
Rosneft Oil Co., GDR	12,313		76,587
Sberbank of Russia, ADR	106,609		1,538,901
Sistema, GDR	6,159		16,802
Surgutneftegas, ADR	12,760		56,884
Tatneft, ADR	7,450		471,287
			3,968,540
South Africa - 2.4%
Barclays Africa Group	25,800		300,911
Clicks Group	50,893		729,142
FirstRand	138,069		643,064
Growthpoint Properties	17,287		33,635
Investec	61,200		428,567
Kumba Iron Ore	5,900		126,778
Naspers, Cl. N	4,610		1,171,194
Nedbank Group	28,995		527,543
Redefine Properties	20,861		15,953
Resilient REIT	2,384		9,776
Sappi	63,800		425,566
Sasol	22,141		811,651
Standard Bank Group	14,200		198,619
Telkom	60,973		217,978
			5,640,377
South Korea - 8.4%
Daelim Industrial	8,200		562,853

Description	Shares		Value ($)
Common Stocks - 54.4% (continued)
South Korea - 8.4% (continued)
DB Insurance	7,100		375,864
E-MART	2,333		532,749
GS Engineering & Construction	18,919		780,865
GS Holdings	5,400		263,580
Hana Financial Group	17,918		688,906
Hankook Tire	9,278		350,474
HDC Hyundai Development Co-
Engineering & Construction	4,837	[a]	233,929
Hyundai Heavy Industries	7,646	[a]	699,768
Hyundai Marine & Fire Insurance	17,300		523,113
Hyundai Mobis	2,939		559,056
KB Financial Group	13,520		640,517
KT	6,996		171,997
Kumho Petrochemical	3,200		334,500
LG Electronics	5,600		417,048
NH Investment & Securities	40,900		548,636
POSCO	4,847		1,430,833
Samsung Electro-Mechanics	6,674		889,268
Samsung Electronics	160,850		6,732,752
Shinhan Financial Group	18,326		711,993
SK Holdings	2,280		529,852
SK Hynix	14,500		1,114,984
SK Telecom	2,330		487,115
Woori Bank	10,000		146,254
			19,726,906
Taiwan - 5.8%
Cathay Financial Holding	578,000		1,019,939
Chailease Holding	96,000		314,873
China Life Insurance	149,000		156,876
EVA Airways	966,000		467,340
Formosa Chemicals & Fibre	188,000		749,201
Fubon Financial Holding	418,000		700,585
Globalwafers	41,000		681,798
Innolux	343,000		123,189
Largan Precision	5,000		736,343
Lite-On Technology	71,000		85,931
Powertech Technology	166,000		481,854
Synnex Technology International	403,000		608,033
Taiwan Semiconductor Manufacturing	682,600		4,847,169
TCI	46,000		710,629
Transcend Information	78,000		216,436
Uni-President Enterprises	334,000		847,913
Wistron	587,586		436,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 54.4% (continued)
Taiwan - 5.8% (continued)
Yageo		14,000	[a]	516,588
				13,701,216
Thailand - 1.1%
Advanced Info Service		108,300		604,754
Glow Energy		75,900		217,070
Indorama Ventures		334,000		551,962
PTT, NVDR		78,000		113,009
Siam Cement		17,850		221,980
Thai Beverage		851,100		449,756
Thai Oil		178,700		419,376
				2,577,907
Turkey - 1.0%
Akbank		82,700		135,378
Emlak Konut Gayrimenkul Yatirim
Ortakligi		14,944		6,604
Enka Insaat ve Sanayi		1		1
Eregli Demir ve Celik Fabrikalari		53,900		119,677
Ford Otomotiv Sanayi		30,300		404,321
Haci Omer Sabanci Holding		45,800		88,034
Tofas Turk Otomobil Fabrikasi		53,500		280,203
Tupras Turkiye Petrol Rafinerileri		21,986		516,884
Turkiye Garanti Bankasi		222,790		406,409
Turkiye Sise ve Cam Fabrikalari		139,900		128,819
Turkiye Vakiflar Bankasi, Cl. D		349,000		373,018
				2,459,348
United Arab Emirates - .6%
Abu Dhabi Commercial Bank		274,026		529,304
Dubai Islamic Bank		292,347		388,401
Emaar Properties		304,181		407,435
				1,325,140
United States - 3.4%
Global X MSCI Colombia ETF		150,311	[c]	1,576,762
iShares MSCI Emerging Markets ETF		74,377	[c]	3,222,755
iShares MSCI Mexico Capped ETF		38,234	[c]	1,802,351
iShares MSCI South Africa ETF		23,702	[c]	1,364,287
Vanguard FTSE Emerging Markets ETF		400		16,880
				7,983,035
Total Common Stocks (cost $110,996,808)				128,015,972
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.2%
Brazil - .7%
Banco Bradesco	3.75	14,831		102,936

	Preferred
	Dividend
Description	Yield (%)	Shares		Value ($)
Preferred Stocks - 1.2% (continued)
Brazil - .7% (continued)
Banco do Estado do Rio Grande do Sul,
Cl. B	6.41	134,800		513,010
Cia Energetica de Minas Gerais	6.07	353,616		666,038
Itau Unibanco Holding	6.41	31,129		324,000
				1,605,984
Chile - .2%
Embotelladora Andina, Cl. B	3.36	111,048		433,046
South Korea - .3%
Samsung Electronics	2.45	18,450		623,277
Taiwan - .0%
Cathay Financial Holding, Cl. A	3.65	23,923		49,119
Total Preferred Stocks (cost $2,743,560)				2,711,426
	7-Day
	Yield (%)
Registered Investment Companies - 42.6%
United States - 42.6%
Dreyfus Global Emerging Markets Fund,
Cl. Y		4,764,537	[d]	81,425,944
Dreyfus Strategic Beta Emerging
Markets Equity Fund, Cl. Y		1,457,613	[d]	18,876,094
Total Registered Investment Companies (cost $81,655,414)				100,302,038

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,445,171)	1.85	2,445,171	[d]	2,445,171
Total Investments (cost $197,840,953)		99.2%		233,474,607
Cash and Receivables (Net)		.8%		1,833,028
Net Assets		100.0%		235,307,635

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $1,184,241 or .5% of net assets.

[c]

Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $4,869,590 and the value of the collateral held by the fund was $4,996,878, consisting of cash collateral of $2,445,171 and U.S. Government & Agency securities valued at $2,551,707.

[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	120,032,937	-	-	120,032,937
Equity Securities - Foreign
Preferred Stocks	2,711,426	-	-	2,711,426
Exchange-Traded Funds	7,983,035	-	-	7,983,035
Registered Investment
Companies	102,747,209	-	-	102,747,209

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2018, accumulated net unrealized appreciation on investments was $35,633,654, consisting of $43,825,500 gross unrealized appreciation and $8,191,846 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Australia - .9%
Dexus	1,763,073		12,669,241
China - 1.0%
Baidu, ADR	52,501	[a]	12,757,743
France - 7.2%
AXA	924,918		22,698,733
BNP Paribas	471,816		29,307,019
TOTAL	373,640		22,781,171
Vivendi	843,504		20,685,948
			95,472,871
Georgia - .8%
TBC Bank Group	468,677		10,799,636
Germany - 8.2%
Deutsche Post	406,953		13,292,471
Deutsche Wohnen	208,677		10,088,902
Hella GmbH & Co KGaA	375,187		21,030,907
Infineon Technologies	807,182		20,577,575
LEG Immobilien	177,784		19,324,935
SAP	209,457		24,203,583
			108,518,373
Hong Kong - 3.6%
AIA Group	4,143,912		36,233,349
Man Wah Holdings	15,261,200		11,982,384
			48,215,733
India - .4%
Vakrangee	5,263,102		5,135,202
Ireland - 1.4%
AIB Group	3,530,057		19,169,185
Japan - 33.5%
Don Quijote Holdings	575,700		27,663,135
Ebara	796,300		24,777,614
FANUC	63,000		12,521,474
Invincible Investment	45,056		20,307,044
Japan Airlines	568,486		20,169,020
Japan Tobacco	1,020,300		28,522,138
M3	367,800		14,666,820
Macromill	520,200		12,803,550
Mitsubishi UFJ Financial Group	3,521,100		20,071,049
Recruit Holdings	798,713		22,118,539
Seven & i Holdings	313,400		13,675,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Japan - 33.5% (continued)
Skylark	881,200		13,045,087
SoftBank Group	304,400		21,920,979
Sony	1,000,100		51,163,495
Sugi Holdings	424,400		24,571,232
Suntory Beverage & Food	294,800		12,594,536
Suzuki Motor	334,200		18,467,557
TechnoPro Holdings	876,400		53,906,734
Topcon	954,800		16,385,494
Yokogawa Electric	895,400		15,948,415
			445,298,982
Netherlands - 5.9%
RELX	683,478		14,578,512
Unilever	428,057		23,887,031
Wolters Kluwer	701,593		39,540,445
			78,005,988
Norway - 1.7%
DNB	1,141,146		22,320,327
Portugal - 1.1%
Galp Energia	762,153		14,538,858
South Korea - 1.5%
Samsung SDI	104,722		20,108,127
Switzerland - 7.5%
Credit Suisse Group	1,727,127	[a]	26,073,461
Novartis	368,024		27,976,216
Roche Holding	114,310		25,458,013
Zurich Insurance Group	68,571		20,364,265
			99,871,955
United Kingdom - 22.6%
Anglo American	567,933		12,703,015
Associated British Foods	523,797		18,927,258
Barclays	12,438,947		31,026,777
CRH	789,473		27,870,985
Diageo	399,470		14,350,384
Ferguson	419,664		34,061,834
GlaxoSmithKline	1,084,756		21,900,698
Prudential	1,038,385		23,769,714
Royal Bank of Scotland Group	12,934,170	[a]	43,715,897
Royal Dutch Shell, Cl. B	1,239,689		44,394,975
Vodafone Group	11,525,688		27,960,882
			300,682,419
Total Common Stocks (cost $1,108,310,733)			1,293,564,640

	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.6%
Germany - 1.6%
Volkswagen
(cost $21,018,452)	2.72	129,968	21,585,698
	7-Day
	Yield (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,643,748)	1.83	2,643,748 [b]	2,643,748
Total Investments (cost $1,131,972,933)		99.1%	1,317,794,086
Cash and Receivables (Net)		.9%	12,072,772
Net Assets		100.0%	1,329,866,858

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	1,293,564,640	-	-	1,293,564,640
Equity Securities - Foreign
Preferred Stocks	21,585,698	-	-	21,585,698
Registered Investment Company	2,643,748	-	-	2,643,748
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†	-	1,548,808	-	1,548,808

† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Newton International Equity Fund
June 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
JP Morgan Chase Bank
United States
Dollar	109,706	Japanese Yen	12,104,100	7/2/18	379
UBS
United States
Dollar	55,259,142	British Pound	40,607,000	8/16/18	1,548,429
Gross Unrealized Appreciation					1,548,808

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2018, accumulated net unrealized appreciation on investments was $185,821,153, consisting of $238,042,341 gross unrealized appreciation and $52,221,188 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 5.2%
Asset-Backed Certificates - .1%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2, 1 Month LIBOR
+.11%	2.07	1/25/37	285,022	[a]	269,325
Asset-Backed Ctfs./Auto Receivables - 3.8%
Capital Auto Receivables Asset Trust,
Ser. 2018-1, Cl. A4	2.93	6/20/22	1,725,000	[b]	1,719,111
Daimler Trucks Retail Trust,
Ser. 2018-1, Cl. A3	2.85	7/15/21	1,240,000	[b]	1,240,392
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	1,651,788	[b]	1,659,824
Enterprise Fleet Financing,
Ser. 2018-1, Cl. A2	2.87	10/20/23	1,385,000	[b]	1,380,810
Ford Credit Floorplan Master Owner
Trust,
Ser. 2018-1, Cl. A1	2.95	5/15/23	1,495,000		1,490,159
OSCAR US Funding Trust,
Ser. 2018-1A, Cl. A3	3.23	5/10/22	1,465,000	[b]	1,459,849
Santander Retail Auto Lease Trust,
Ser. 2018-A, Cl. A3	2.93	5/20/21	1,520,000	[b]	1,515,957
					10,466,102
Financials - 1.0%
Citigroup,
Sr. Unscd. Notes	2.88	7/24/23	3,000,000		2,894,748
Health Care - .3%
Dignity Health,
Scd. Bonds	2.64	11/1/19	760,000		758,676
Total Bonds and Notes
(cost $14,380,410)					14,388,851

Long-Term Municipal Investments - 94.1%
Alabama - .5%
Alabama Public School and College
Authority,
Capital Improvement Revenue Bonds	5.00	1/1/26	1,250,000		1,434,962
Arizona - .2%
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(Legacy Traditional Schools Projects)	3.00	7/1/20	360,000	[b]	357,383

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Arizona - .2% (continued)
Phoenix Industrial Development
Authority,
Student Housing Revenue Bonds,
Refunding (Arizona University Project)	5.00	7/1/28	250,000		285,018
					642,401
Arkansas - .8%
Arkansas Development Finance
Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/25	1,835,000		2,065,384
California - 6.0%
California,
GO (Build America Bond)	6.65	3/1/22	2,290,000		2,533,427
California,
GO (Various Purpose)	5.00	8/1/36	1,400,000		1,628,956
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/26	1,000,000		1,159,340
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda University
Medical Center)	5.00	12/1/31	525,000	[b]	569,924
Golden State Tobacco Securitization
Corporation,
Revenue Bonds (Tobacco Settlement)	5.00	6/1/23	1,000,000		1,121,720
Golden State Tobacco Securitization
Corporation,
Revenue Bonds (Tobacco Settlement)	5.00	6/1/26	1,000,000		1,157,430
Jurupa Public Financing Authority,
Special Tax Revenue Bonds	5.00	9/1/29	1,060,000		1,193,645
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue Bonds (Playa
Vista-Phase 1)	5.00	9/1/28	1,000,000		1,136,390
Los Angeles Department of Airports,
Subordinate Revenue Bonds (Los
Angeles International Airport)	5.00	5/15/27	1,000,000		1,158,920
Los Angeles Harbor Department,
Revenue Bonds (Green Bonds)	5.00	8/1/21	1,355,000		1,476,584
Southern California Public Power
Authority,
Revenue Bonds (Windy Point/Windy
Flats Project)	5.00	7/1/23	1,000,000		1,068,720
Stockton Public Financing Authority,
Water Revenue Bonds (Build America
Bonds-Delta Water Supply Project)	7.94	10/1/38	2,250,000		2,380,702
					16,585,758

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Colorado - 1.3%
Colorado Health Facilities Authority,
HR (Adventist Health System/Sunbelt
Obligated Group)	5.00	11/15/26	1,000,000	1,163,860
Denver City & County Airport,
Airport System Subordinate Revenue
Bonds	5.00	11/15/22	720,000	799,675
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue Bonds	5.00	12/1/31	1,490,000	1,683,879
				3,647,414
Connecticut - 2.0%
Connecticut,
GO	5.00	10/15/25	2,000,000	2,206,340
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	8/1/26	1,840,000	2,074,306
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000	1,092,290
				5,372,936
District of Columbia - 2.3%
District of Columbia,
Revenue Bonds (Ingleside Rock Creek
Project)	3.88	7/1/24	1,750,000	1,750,262
District of Columbia,
University Revenue Bonds
(Georgetown University Issue)	5.00	4/1/32	1,000,000	1,153,620
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/24	1,000,000	1,124,220
Metropolitan Washington D. C. Airports
Authority,
Airport System Revenue Bonds Bonds,
Refunding, Series 2018 A	5.00	10/1/22	2,000,000	2,229,980
				6,258,082
Florida - 8.5%
Broward County,
Airport System Revenue Bonds	5.00	10/1/24	1,250,000	1,428,038
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue
Bonds	5.00	6/1/20	1,500,000	1,588,875
Florida Department of Transportation,
Turnpike Revenue Bonds	5.00	7/1/25	1,000,000	1,132,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Florida - 8.5% (continued)
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue Bonds
(Nova Southeastern University Project)	5.00	4/1/26	1,500,000	1,720,395
Jacksonville,
Special Revenue Bonds	5.00	10/1/27	1,000,000	1,144,910
Lee County,
Transportation Facilities Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/25	1,000,000	1,145,540
Lee County Solid Waste Systems,
Revenue Bonds, Refunding	5.00	10/1/25	3,045,000	3,398,829
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/33	1,500,000	1,687,425
Miami-Dade County,
Aviation Revenue Bonds (Miami
International Airport)	5.25	10/1/23	1,000,000	1,070,500
Miami-Dade County,
Seaport Revenue Bonds	5.00	10/1/22	2,000,000	2,203,480
Miami-Dade County School Board,
COP	5.00	5/1/26	1,500,000	1,716,765
Orange County,
Tourist Development Tax Revenue
Bonds	5.00	10/1/30	750,000	864,135
Palm Beach County,
Public Improvement Revenue Bonds,
Refunding	5.00	5/1/23	1,000,000	1,137,870
South Miami Health Facilities Authority,
Revenue Bonds, Refunding (Baptist
Health South Florida)	5.00	8/15/28	1,250,000	1,456,750
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue Bonds (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	555,575
Village Community Development District
Number 7,
Special Assessment Revenue Bonds	3.00	5/1/19	610,000	616,582
Village Community Development District
Number 7,
Special Assessment Revenue Bonds	3.00	5/1/20	590,000	601,594
				23,470,023
Georgia - 3.5%
Atlanta,
Airport General Revenue Bonds	5.00	1/1/22	1,000,000	1,070,620
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.00	7/1/29	1,000,000	1,147,070

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Georgia - 3.5% (continued)
Fulton County Development Authority,
Hospital Revenue Bonds (Wellstar
Health Systems)	5.00	4/1/36	1,775,000		1,989,615
Fulton County Development Authority,
Revenue Bonds (Piedmont Healthcare,
Inc. Project)	5.00	7/1/25	1,000,000		1,155,350
Main Street Natural Gas Incorporated,
Gas Supply Revenue Bonds, 1 Month
LIBOR + .75%	2.09	9/1/23	2,000,000	[a]	1,994,000
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	2,085,000		2,230,137
					9,586,792
Hawaii - .4%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company)	4.00	3/1/37	1,090,000		1,105,107
Illinois - 7.9%
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport)	5.25	1/1/24	1,500,000		1,670,955
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/35	750,000		839,325
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/26	1,000,000		1,109,580
Chicago,
Waterworks Revenue Bonds, Refunding	5.00	11/1/20	1,500,000		1,599,690
Chicago Metropolitan Water Reclamation
District,
GO, Refunding, Series 2016 A	5.00	12/1/27	1,000,000		1,163,830
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000		2,755,675
Cook County,
Sales Tax Revenue Bonds, Refunding	5.00	11/15/35	1,000,000		1,142,910
Greater Chicago Metropolitan Water
Reclamation District,
Unlimited Tax GO	5.00	12/1/31	1,000,000		1,138,110
Illinois Finance Authority,
Revenue Bonds (Rush University
Medical Center Obligated Group)	5.00	11/15/26	1,000,000		1,141,230
Illinois Finance Authority,
Revenue Bonds, Refunding (Rosalind
Franklin University of Medicine &
Science)	5.00	8/1/35	1,100,000		1,211,166
Illinois Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/27	1,000,000		1,159,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Illinois - 7.9% (continued)
Illinois Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/31	1,000,000		1,145,620
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/28	2,035,000		2,140,515
South Western Development Authority,
Health Facility Revenue Bonds
(Memorial Group) (Prerefunded)	7.13	11/1/23	1,500,000	[c]	1,872,840
University of Illinois,
Revenue Bonds, Refunding (Auxiliary
Facilities System) Ser. C	5.00	4/1/25	1,450,000		1,561,766
					21,652,732
Indiana - 1.4%
Indiana Finance Authority,
Highway Revenue Bonds, Refunding	5.00	6/1/36	2,065,000		2,414,315
Whiting Environmental Facilities,
Revenue Bonds (BP Products North
America Inc. Project)	5.00	11/1/24	1,250,000		1,446,862
					3,861,177
Kansas - .4%
Kansas Development Finance Authority,
Revolving Funds Revenue Bonds
(Kansas Department of Health and
Environment)	5.00	3/1/21	1,150,000		1,211,479
Kentucky - 1.4%
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/24	2,500,000		2,667,675
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System Revenue
Bonds	5.00	5/15/23	1,000,000		1,101,650
					3,769,325
Louisiana - .8%
Louisiana,
State Highway Improvement Revenue
Bonds	5.00	6/15/25	1,000,000		1,146,930
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/20	1,000,000		1,053,540
					2,200,470
Maryland - 1.3%
Baltimore,
Convention Center Hotel Revenue
Bonds (Convention Center Hotel
Project)	5.00	9/1/36	1,000,000		1,118,320

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Maryland - 1.3% (continued)
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)
(Escrowed to Maturity)	5.13	6/1/20	800,000	840,776
Maryland Health and Higher Educational
Facilities Authority,
Revenue Bonds (University of Maryland
Medical System Issue)	5.00	7/1/32	1,500,000	1,720,950
				3,680,046
Massachusetts - 1.2%
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/28	1,335,000	1,523,769
Massachusetts Port Authority,
Revenue Bonds, Refunding	5.00	7/1/28	1,500,000	1,750,395
				3,274,164
Michigan - 2.1%
Detroit,
Sewage Disposal System Senior Lien
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,032,740
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/25	1,105,000	1,253,192
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	1,000,000	1,141,950
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage Disposal
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/30	1,000,000	1,120,040
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (School District of the
City of Detroit State Qualified Unlimited
Tax GO Local Project Bonds)	5.00	5/1/20	1,125,000	1,186,493
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue Bonds	5.00	7/1/21	145,000	145,249
				5,879,664
Minnesota - .9%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue Bonds
(HealthEast Care System Project)
(Escrowed to Maturity)	5.00	11/15/21	1,000,000	1,097,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Minnesota - .9% (continued)
Western Minnesota Municipal Power
Agency,
Power Supply Revenue Bonds	5.00	1/1/29	1,120,000	1,264,144
				2,361,324
Missouri - 2.5%
Missouri Development Finance Board,
Infrastructure Facilities Revenue Bonds
(Branson Landing Project)	5.00	6/1/23	1,000,000	1,110,450
Missouri Development Finance Board,
Infrastructure Facilities Revenue Bonds
(Branson Landing Project)	5.00	6/1/28	1,000,000	1,110,450
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue Bonds (Saint
Luke's Health System, Inc.)	5.00	11/15/27	1,000,000	1,155,100
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds (Prairie
State Project)	5.00	12/1/29	3,120,000	3,540,108
				6,916,108
Nebraska - .4%
Nebraska Public Power District,
General Revenue Bonds	5.00	1/1/30	1,000,000	1,141,930
New Jersey - 5.8%
New Jersey Economic Development
Authority,
Revenue Bonds	5.00	6/15/21	2,000,000	2,128,980
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.00	6/15/26	1,845,000	2,017,969
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds,
Refunding (Port Newark Container
Terminal LLC Project)	5.00	10/1/23	1,000,000	1,099,910
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey - American Water Company, Inc.
Project)	5.10	6/1/23	1,000,000	1,053,380
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Inspira Health
Obligated Group)	5.00	7/1/35	1,850,000	2,091,499
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Virtua Health Issue)	5.00	7/1/25	1,000,000	1,131,440

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
New Jersey - 5.8% (continued)
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue Bonds	5.00	12/1/18	1,000,000		1,013,110
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue Bonds	5.00	12/1/24	1,000,000		1,117,690
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds,
Refunding, Series 2018 B	5.00	12/1/22	1,600,000		1,761,120
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. B	3.20	6/1/27	2,500,000		2,530,975
					15,946,073
New York - 13.9%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds	5.00	11/15/24	2,000,000		2,283,040
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/27	2,380,000		2,787,432
Metropolitan Transportation Authority,
Transportation Revenue Bonds
(Prerefunded)	5.00	5/15/24	1,205,000	[c]	1,399,800
Nassau County,
GO (General Improvement)	5.00	10/1/21	2,000,000		2,186,200
New York City,
GO	5.00	8/1/21	2,000,000		2,074,980
New York City,
GO	5.00	3/1/25	1,000,000		1,141,380
New York City Health and Hospitals
Corporation,
Health System Revenue Bonds	5.00	2/15/19	1,000,000		1,021,140
New York City Housing Development
Corporation,
Revenue Bonds	5.00	7/1/26	2,000,000		2,230,400
New York City Transitional Finance
Authority,
Revenue Bonds	2.63	2/1/23	2,500,000		2,438,825
New York State Dormitory Authority,
Revenue Bonds (Orange Regional
Medical Center Obligated Group)	5.00	12/1/27	800,000	[b]	910,856
New York State Urban Development
Corporation,
Personal Income Tax Revenue Bonds	5.00	3/15/31	1,000,000		1,115,350
New York State Urban Development
Corporation,
Revenue Bonds	2.67	3/15/23	2,500,000		2,459,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
New York - 13.9% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport Project)	5.00	8/1/21	1,350,000		1,451,439
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport Terminals)	5.00	1/1/24	2,500,000		2,787,725
Onondaga Civic Development
Corporation,
Revenue Bonds (Saint Joseph's Hospital
Health Center Project) (Prerefunded)	5.00	7/1/19	1,000,000	[c]	1,034,420
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/30	1,000,000		1,118,860
Triborough Bridge and Tunnel Authority,
General Revenue Bonds (MTA Bridges
and Tunnels)	5.00	11/15/24	2,150,000		2,417,417
Triborough Bridge and Tunnel Authority,
General Revenue Bonds (MTA Bridges
and Tunnels), 1 Month LIBOR +.35%	1.68	12/3/19	3,500,000	[a]	3,503,815
TSASC,
Revenue Bonds, Refunding, Series 2017
A	5.00	6/1/32	2,000,000		2,227,900
TSASC Inc.,
Subordinate Tobacco Settlement Bonds	5.00	6/1/22	1,500,000		1,620,825
					38,211,554
North Carolina - .7%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue Bonds (Pennybryn at
Maryfield)	5.00	10/1/19	1,875,000		1,935,281
Ohio - .6%
Ohio Higher Educational Facility
Commission,
Higher Educational Facility Revenue
Bonds (Case Western Reserve
University Project)	5.00	12/1/23	1,500,000		1,716,420
Pennsylvania - 5.2%
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/28	1,000,000		1,156,420
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 C, MUNIPSA + .53%	2.04	9/1/23	2,500,000	[a]	2,500,975

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Pennsylvania - 5.2% (continued)
Montgomery County Industrial
Development Authority,
Retirement Community Revenue Bonds
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,570,000	2,853,317
Pennsylvania Turnpike Commission,
Revenue Bonds, Refunding	5.00	12/1/33	2,000,000	2,273,080
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/29	1,000,000	1,138,400
Philadelphia,
Gas Works Revenue Bonds	5.00	8/1/21	1,000,000	1,084,110
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/27	1,500,000	1,747,815
Philadelphia School District,
GO	5.00	9/1/21	1,500,000	1,585,185
				14,339,302
Rhode Island - .8%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	1,000,000	1,131,970
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/35	1,000,000	1,081,140
				2,213,110
South Carolina - .4%
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.00	12/1/21	1,000,000	1,083,620
Tennessee - 1.7%
Memphis,
GO (General Improvement)	5.00	4/1/26	1,840,000	2,137,436
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds	5.25	9/1/26	1,120,000	1,297,654
Tennessee Energy Acquisition
Corporation,
Revenue Bonds (Gas Revenue Bonds
Project)	4.00	5/1/23	1,250,000	1,332,388
				4,767,478
Texas - 13.2%
Arlington,
Special Tax Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation)	5.00	2/15/29	1,350,000	1,536,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Texas - 13.2% (continued)
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	1,400,000		1,571,808
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/27	1,250,000		1,421,175
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/31	1,175,000		1,311,288
Corpus Christi,
Utility System Junior Lien Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/15/23	1,725,000		1,918,890
Dallas,
GO, Refunding	5.00	2/15/30	1,000,000		1,117,430
Dallas,
GO, Refunding, Series 2013 A	5.00	2/15/26	1,000,000		1,112,030
Grand Parkway Transportation
Corporation,
BAN	5.00	2/1/23	3,000,000		3,334,800
Harris County,
Tax Road GO	5.00	10/1/27	1,500,000		1,754,610
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds	5.00	11/15/29	750,000		842,790
Houston,
Airport System Special Facilities
Revenue Bonds (United Airlines, Inc.
Terminal E Project)	4.75	7/1/24	1,000,000		1,080,790
Houston,
Combined Utility System First Lien
Revenue Bonds, MUNIPSA +.90%	2.41	5/1/20	2,500,000	[a]	2,516,650
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/26	1,000,000		1,151,940
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/27	1,850,000		2,100,823
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/22	1,000,000		1,100,060
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/24	1,500,000		1,672,680
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/21	2,000,000		2,146,800
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	10/1/20	1,210,000		1,284,851
Texas,
GO (College Student Loan Bonds)	5.00	8/1/22	1,500,000		1,668,510

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 94.1% (continued)
Texas - 13.2% (continued)
Texas,
GO (College Student Loan Bonds)	5.50	8/1/25	2,400,000		2,864,352
West Travis County Public Utility Agency,
Revenue Bonds (Prerefunded)	5.00	8/15/21	1,140,000	[c]	1,245,701
West Travis County Public Utility Agency,
Revenue Bonds, Refunding (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/29	1,300,000		1,519,557
					36,273,605
Utah - .6%
Utah Transit Authority,
Subordinated Sales Tax Revenue Bonds	5.00	6/15/35	1,500,000		1,687,920
Virginia - 1.5%
Virginia College Building Authority,
Educational Facilities Revenue Bonds
(Marymount University Project)	5.00	7/1/19	425,000	[b]	434,864
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,232,980
Virginia Small Business Financing
Authority,
Revenue Bonds	5.00	7/1/34	1,400,000		1,488,410
					4,156,254
Washington - 2.4%
King County Public Hospital District
Number 1,
Limited Tax GO (Valley Medical Center)	5.00	12/1/25	2,500,000		2,898,375
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	4/1/25	3,340,000		3,797,079
					6,695,454
Wisconsin - .8%
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(UnityPoint Health)	5.00	12/1/23	1,000,000		1,138,800
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000		1,105,680
					2,244,480
U.S. Related - .7%
Puerto Rico Highways & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/36	1,600,000		1,781,280
Total Long-Term Municipal Investments
(cost $256,661,716)					259,169,109

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $271,042,126)	99.3%	273,557,960
Cash and Receivables (Net)	0.7%	1,942,773
Net Assets	100.0%	275,500,733

LIBOR—London Interbank Offered Rate
MUNIPSA—SIFMA Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at
$11,248,970 or 4.08% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	10,735,427	-	10,735,427
Corporate Bonds†	-	3,653,424	-	3,653,424
Municipal Bonds†	-	259,169,109	-	259,169,109

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2018, accumulated net unrealized appreciation on investments was $2,515,834, consisting of $4,306,279 gross unrealized appreciation and $1,790,445 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 3.8%
First Republic Bank	277,197	[a]	26,829,898
SVB Financial Group	103,522	[b]	29,893,013
Webster Financial	131,730		8,391,201
			65,114,112
Capital Goods - 11.9%
Allegion	199,627	[a]	15,443,145
AMETEK	28,959		2,089,681
Beacon Roofing Supply	764,453	[b]	32,580,987
BWX Technologies	203,360		12,673,395
Curtiss-Wright	105,295		12,532,211
Graco	168,014		7,597,593
Herc Holdings	333,369	[b]	18,782,009
Mercury Systems	559,435	[a,b]	21,292,096
Quanta Services	389,181	[b]	12,998,645
Rexnord	920,140	[b]	26,739,268
Welbilt	600,667	[b]	13,400,881
Xylem	369,441		24,892,935
			201,022,846
Commercial & Professional Services - 2.7%
Copart	263,221	[b]	14,887,780
CoStar Group	68,555	[b]	28,287,850
Waste Connections	30,624		2,305,375
			45,481,005
Consumer Durables & Apparel - 2.7%
Lululemon Athletica	303,865	[a,b]	37,937,545
PVH	10,180		1,524,150
Under Armour, Cl. A	305,202	[a,b]	6,860,941
			46,322,636
Consumer Services - 5.0%
Chipotle Mexican Grill	35,077	[b]	15,131,165
Planet Fitness, Cl. A	884,854	[b]	38,880,485
Six Flags Entertainment	171,172	[a]	11,990,599
Sotheby's	292,781	[a,b]	15,909,720
Wynn Resorts	19,538		3,269,489
			85,181,458
Diversified Financials - .8%
Cboe Global Markets	126,982		13,215,017
Invesco	37,697		1,001,232
			14,216,249

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 3.9%
Apergy	470,292		19,634,691
Diamondback Energy	77,556	[a]	10,204,043
Helmerich & Payne	251,289	[a]	16,022,187
Parsley Energy, Cl. A	596,639	[b]	18,066,229
PDC Energy	45,719	[a,b]	2,763,714
			66,690,864
Exchange-Traded Funds - 1.4%
iShares Russell 2000 Growth ETF	113,505	[a]	23,192,477
Health Care Equipment & Services - 9.3%
ABIOMED	82,070	[b]	33,570,733
Acadia Healthcare	324,283	[a,b]	13,266,417
Align Technology	63,909	[b]	21,865,825
athenahealth	67,575	[b]	10,753,885
DexCom	239,697	[a,b]	22,766,421
Laboratory Corporation of America
Holdings	8,956	[b]	1,607,871
Medidata Solutions	279,434	[a,b]	22,511,203
Nevro	189,067	[a,b]	15,097,000
WellCare Health Plans	68,414	[b]	16,846,263
			158,285,618
Materials - 4.7%
AptarGroup	165,332		15,438,702
Carpenter Technology	269,089		14,146,009
Eagle Materials	240,004		25,193,220
Packaging Corporation of America	205,643		22,988,831
Vulcan Materials	13,821		1,783,738
			79,550,500
Media - 2.0%
IMAX	697,854	[a,b]	15,457,466
Liberty Media, Cl. C	507,247	[a,b]	18,834,081
			34,291,547
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
Aerie Pharmaceuticals	253,680	[a,b]	17,136,084
Alkermes	308,470	[a,b]	12,696,625
Alnylam Pharmaceuticals	81,642	[a,b]	8,040,921
Amicus Therapeutics	635,586	[b]	9,927,853
BioMarin Pharmaceutical	24,013	[b]	2,262,025
Bluebird Bio	68,427	[a,b]	10,739,618
Cambrex	161,140	[a,b]	8,427,622
Flexion Therapeutics	627,838	[a,b]	16,229,612
Halozyme Therapeutics	703,584	[a,b]	11,869,462
Jazz Pharmaceuticals	160,188	[b]	27,600,392
Ligand Pharmaceuticals	81,204	[a,b]	16,823,033
Neurocrine Biosciences	142,653	[a,b]	14,014,231

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
(continued)
Radius Health	262,951	[a,b]	7,749,166
Sage Therapeutics	118,324	[a,b]	18,521,256
TESARO	255,506	[a,b]	11,362,352
			193,400,252
Real Estate - .4%
Digital Realty Trust	63,676	[c]	7,104,968
Retailing - 1.9%
Carvana	348,430	[a,b]	14,494,688
Dollar Tree	30,913	[b]	2,627,605
Ollie's Bargain Outlet Holdings	203,180	[a,b]	14,730,550
			31,852,843
Semiconductors & Semiconductor Equipment - 3.9%
Cavium	235,505	[b]	20,371,182
Power Integrations	382,595	[a]	27,948,565
Semtech	307,519	[b]	14,468,769
Skyworks Solutions	26,383		2,549,917
			65,338,433
Software & Services - 26.8%
2U	272,177	[b]	22,743,110
Bandwidth, Cl. A	460,343		17,483,827
Black Knight	447,765	[b]	23,977,816
CACI International, Cl. A	126,722	[b]	21,358,993
CommVault Systems	177,451	[b]	11,685,148
HubSpot	368,035	[a,b]	46,151,589
LogMeIn	347,075	[a]	35,835,494
New Relic	181,357	[b]	18,242,701
Proofpoint	182,872	[b]	21,086,970
Rapid7	860,961	[b]	24,296,319
ServiceNow	22,089	[b]	3,809,690
Shopify, Cl. A	238,388	[b]	34,778,425
Splunk	324,089	[b]	32,120,461
Square, Cl. A	721,000	[a,b]	44,442,440
SS&C Technologies Holdings	407,638		21,156,412
Twilio, Cl. A	1,056,183	[a,b]	59,167,372
Twitter	36,778	[b]	1,606,095
Varonis Systems	204,448	[b]	15,231,376
			455,174,238
Technology Hardware & Equipment - 6.1%
FLIR Systems	309,739		16,097,136
Littelfuse	72,804		16,612,417
Lumentum Holdings	418,641	[a,b]	24,239,314
NETGEAR	289,363	[a,b]	18,085,187
nLight	409,170		13,527,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 6.1% (continued)
Trimble		444,907	[b]	14,610,746
				103,171,960
Transportation - .9%
J.B. Hunt Transport Services		127,959		15,553,416
Total Common Stocks (cost $1,206,715,106)				1,690,945,422
	7-Day
Yield (%)
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $26,198,125)	1.83	26,198,125	[d]	26,198,125

Investment of Cash Collateral for Securities Loaned - 4.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $81,156,065)	1.85	81,156,065	[d]	81,156,065
Total Investments (cost $1,314,069,296)		105.9%		1,798,299,612
Liabilities, Less Cash and Receivables		(5.9%)		(100,325,981)
Net Assets		100.0%		1,697,973,631

ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $333,697,313 and the value of the collateral held by the fund was $353,552,744, consisting of cash collateral of $81,156,065 and U.S. Government & Agency securities valued at $272,396,679.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,579,579,509	-	-	1,579,579,509
Equity Securities—
Foreign Common
Stocks†	88,173,436	-	-	88,173,436
Exchange-Traded
Funds	23,192,477	-	-	23,192,477
Registered Investment
Companies	107,354,190	-	-	107,354,190

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2018, accumulated net unrealized appreciation on investments was $484,230,316, consisting of $513,669,687 gross unrealized appreciation and $29,439,371 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Banks - 2.4%
National Bank Holdings, Cl. A	2,738		105,659
TriState Capital Holdings	2,339	[a]	61,048
			166,707
Capital Goods - 9.6%
Altra Industrial Motion	1,991	[b]	85,812
Beacon Roofing Supply	3,316	[a,b]	141,328
Curtiss-Wright	444		52,845
Herc Holdings	1,710	[a]	96,341
Mercury Systems	2,742	[a,b]	104,361
Milacron Holdings	4,778	[a]	90,448
Proto Labs	366	[a,b]	43,536
Welbilt	2,115	[a,b]	47,186
			661,857
Consumer Services - 5.2%
Planet Fitness, Cl. A	4,427	[a]	194,522
Sotheby's	2,148	[a,b]	116,722
Texas Roadhouse	788	[b]	51,622
			362,866
Energy - 4.3%
Apergy	2,004		83,667
Bonanza Creek Energy	1,637	[a]	61,993
Cactus, Cl. A	1,126		38,048
PDC Energy	1,848	[a,b]	111,712
			295,420
Food & Staples Retailing - 1.1%
Performance Food Group	2,040	[a]	74,868
Food, Beverage & Tobacco - 4.7%
Calavo Growers	1,410	[b]	135,571
Freshpet	6,827	[a]	187,401
			322,972
Health Care Equipment & Services - 9.1%
Align Technology	99	[a]	33,872
iRhythm Technologies	998	[a]	80,968
K2M Group Holdings	2,379	[a,b]	53,528
Medidata Solutions	1,444	[a,b]	116,329
Nevro	877	[a,b]	70,028
NxStage Medical	3,586	[a]	100,049
Teladoc	1,852	[a,b]	107,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Health Care Equipment & Services - 9.1% (continued)
WellCare Health Plans	267	[a]	65,746
			628,029
Household & Personal Products - 1.0%
Inter Parfums	1,323		70,781
Materials - 3.4%
Carpenter Technology	1,198	[b]	62,979
Ferroglobe	5,771		49,457
Summit Materials, Cl. A	4,736	[a,b]	124,320
			236,756
Media - 1.2%
IMAX	3,669	[a]	81,268
Pharmaceuticals, Biotechnology & Life Sciences - 15.7%
Aclaris Therapeutics	2,999	[a,b]	59,890
Adamas Pharmaceuticals	1,834	[a,b]	47,372
Aerie Pharmaceuticals	1,326	[a,b]	89,571
Amicus Therapeutics	3,405	[a,b]	53,186
Cambrex	1,149	[a,b]	60,093
Flexion Therapeutics	4,139	[a,b]	106,993
Foamix Pharmaceuticals	5,953	[a]	29,825
Galapagos, ADR	582	[a]	53,649
Halozyme Therapeutics	3,198	[a]	53,950
Ligand Pharmaceuticals	482	[a,b]	99,856
Natera	5,137	[a]	96,678
NeoGenomics	3,568	[a,b]	46,776
Odonate Therapeutics	717		15,831
Otonomy	5,526	[a]	21,275
Portola Pharmaceuticals	1,175	[a,b]	44,380
Radius Health	1,734	[a,b]	51,101
Retrophin	2,195	[a]	59,836
Sage Therapeutics	591	[a,b]	92,509
			1,082,771
Real Estate - 1.2%
Monmouth Real Estate Investment	1,796	[c]	29,688
Physicians Realty Trust	3,491	[b,c]	55,647
			85,335
Retailing - 3.1%
Carvana	1,468	[a,b]	61,069
National Vision Holdings	2,350		85,940
Ollie's Bargain Outlet Holdings	947	[a,b]	68,658
			215,667
Semiconductors & Semiconductor Equipment - 2.7%
Power Integrations	1,656	[b]	120,971
Semtech	1,441	[a]	67,799
			188,770

Description		Shares		Value ($)
Common Stocks - 95.8% (continued)
Software & Services - 23.9%
2U		1,225	[a,b]	102,361
Bandwidth, Cl. A		4,024		152,832
CommVault Systems		952	[a]	62,689
HubSpot		1,656	[a,b]	207,662
LogMeIn		1,185	[b]	122,351
Mimecast		2,440	[a]	100,552
New Relic		854	[a]	85,904
Proofpoint		913	[a]	105,278
Rapid7		4,317	[a]	121,826
Shopify, Cl. A		1,092	[a]	159,312
Twilio, Cl. A		4,524	[a,b]	253,434
Varonis Systems		1,366	[a]	101,767
Zendesk		1,400	[a]	76,286
				1,652,254
Technology Hardware & Equipment - 6.6%
CACI International, Cl. A		658	[a]	110,906
Littelfuse		341		77,809
Lumentum Holdings		1,927	[a,b]	111,573
NETGEAR		1,539	[a,b]	96,187
nLight		1,745		57,690
				454,165
Transportation - .6%
Marten Transport		1,801	[b]	42,233
Total Common Stocks (cost $4,513,487)				6,622,719
	7-Day
	Yield (%)
Other Investment - 5.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $348,880)	1.83	348,880	[d]	348,880

Investment of Cash Collateral for Securities Loaned - 9.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $630,403)	1.85	630,403	[d]	630,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $5,492,770)	109.9%	7,602,002
Liabilities, Less Cash and Receivables	(9.9%)	(686,668)
Net Assets	100.0%	6,915,334

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $2,053,705 and the value of the collateral held by the fund was $2,296,686, consisting of cash collateral of $630,403 and U.S. Government & Agency securities valued at $1,666,283.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	6,148,656	-	-	6,148,656
Equity Securities—
Foreign Common
Stocks†	474,063	-	-	474,063
Registered Investment
Companies	979,283	-	-	979,283

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2018, accumulated net unrealized appreciation on investments was $2,109,232, consisting of $2,221,446 gross unrealized appreciation and $112,214 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - .7%
Gentherm	41,350	[a]	1,625,055
Banks - 18.2%
Associated Banc-Corp	117,635		3,211,436
Banner	28,797		1,731,564
Brookline Bancorp	29,602		550,597
Bryn Mawr Bank	19,097		884,191
Carolina Financial	14,268		612,383
CenterState Bank	16,446		490,420
Central Pacific Financial	36,650		1,050,023
CoBiz Financial	33,508		719,752
CVB Financial	49,310		1,105,530
FCB Financial Holdings, Cl. A	32,468	[a]	1,909,118
First Hawaiian	11,859		344,148
First Interstate BancSystem, Cl. A	56,022		2,364,128
First Midwest Bancorp	66,670		1,698,085
Hancock Whitney	4,758		221,961
Heritage Financial	28,318		986,882
IBERIABANK	22,713		1,721,645
National Bank Holdings, Cl. A	33,119		1,278,062
Old National Bancorp	136,343		2,535,980
Seacoast Banking Corporation of Florida	36,708	[a]	1,159,239
South State	32,905		2,838,056
Towne Bank	38,012		1,220,185
UMB Financial	34,562		2,634,661
Umpqua Holdings	38,603		872,042
Union Bankshares	68,622		2,668,023
United Community Banks	63,108		1,935,522
Valley National Bancorp	197,206		2,398,025
Webster Financial	84,515		5,383,605
Westamerica Bancorporation	24,017		1,357,201
			45,882,464
Capital Goods - 10.7%
Aerojet Rocketdyne Holdings	69,184	[a]	2,040,236
Aerovironment	24,123	[a]	1,723,106
AGCO	5,375		326,370
Astec Industries	28,869		1,726,366
Chart Industries	30,208	[a]	1,863,229
Comfort Systems USA	16,152		739,762
Construction Partners	52,720		694,322

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 10.7% (continued)
EMCOR Group	22,931		1,746,884
EnerSys	44,740		3,339,394
Esterline Technologies	27,582	[a]	2,035,552
Granite Construction	19,640		1,093,162
Kaman	24,283		1,692,282
Lindsay	16,089		1,560,472
Snap-on	3,755		603,504
The Greenbrier Companies	44,109		2,326,750
TPI Composites	39,169	[a]	1,145,302
Valmont Industries	13,093		1,973,770
WABCO Holdings	3,360	[a]	393,187
			27,023,650
Commercial & Professional Services - 4.0%
Clean Harbors	11,844	[a]	657,934
Deluxe	24,920		1,649,953
Huron Consulting Group	39,971	[a]	1,634,814
Interface	51,704		1,186,607
Knoll	66,075		1,375,021
Korn/Ferry International	36,767		2,276,980
LSC Communications	78,137		1,223,625
			10,004,934
Consumer Durables & Apparel - 1.1%
Ethan Allen Interiors	57,254		1,402,723
Oxford Industries	17,671		1,466,340
			2,869,063
Consumer Services - 2.7%
Belmond, Cl. A	66,050	[a]	736,458
Cheesecake Factory	64,426		3,547,296
Dave & Buster's Entertainment	35,058	[a]	1,668,761
Grand Canyon Education	7,154	[a]	798,458
			6,750,973
Diversified Financials - 1.7%
Cohen & Steers	40,326		1,681,997
Federated Investors, Cl. B	79,821		1,861,426
Morningstar	5,804		744,363
			4,287,786
Energy - 6.4%
Bonanza Creek Energy	13,240	[a]	501,399
Callon Petroleum	236,829	[a]	2,543,543
Dril-Quip	45,262	[a]	2,326,467
Frank's International	156,855		1,223,469
Newpark Resources	173,721	[a]	1,884,873
Oasis Petroleum	94,274	[a]	1,222,734
Oil States International	59,338	[a]	1,904,750

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 6.4% (continued)
Patterson-UTI Energy	112,119		2,018,142
PDC Energy	39,563	[a]	2,391,583
			16,016,960
Exchange-Traded Funds - .3%
iShares Russell 2000 Value ETF	4,759		627,807
Food & Staples Retailing - 3.4%
Casey's General Stores	17,728		1,862,858
SpartanNash	23,918		610,387
Sprouts Farmers Market	84,972	[a]	1,875,332
United Natural Foods	96,104	[a]	4,099,797
			8,448,374
Food, Beverage & Tobacco - 2.6%
Boston Beer, Cl. A	13,466	[a]	4,035,760
Fresh Del Monte Produce	29,408		1,310,126
Hain Celestial Group	43,760	[a]	1,304,048
			6,649,934
Health Care Equipment & Services - 5.0%
Amedisys	22,613	[a]	1,932,507
AMN Healthcare Services	38,910	[a]	2,280,126
Anika Therapeutics	15,496	[a]	495,872
Encompass Health	5,986		405,372
Globus Medical, Cl. A	14,042	[a]	708,559
LHC Group	23,144	[a]	1,980,895
NuVasive	20,987	[a]	1,093,842
Omnicell	32,091	[a]	1,683,173
Tivity Health	58,609	[a]	2,063,037
			12,643,383
Insurance - 2.0%
Hanover Insurance Group	7,858		939,502
Kemper	26,001		1,966,976
Safety Insurance Group	9,224		787,730
Selective Insurance Group	22,946		1,262,030
			4,956,238
Materials - 3.4%
Carpenter Technology	47,602		2,502,437
Coeur Mining	105,542	[a]	802,119
Commercial Metals	57,814		1,220,454
Hecla Mining	309,356		1,076,559
Louisiana-Pacific	104,601		2,847,239
			8,448,808
Media - 3.5%
E.W. Scripps, Cl. A	160,842		2,153,674
Gray Television	90,921	[a]	1,436,552
New York Times, Cl. A	87,995		2,279,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media - 3.5% (continued)
Scholastic	29,829		1,321,723
Sinclair Broadcast Group, Cl. A	52,682		1,693,726
			8,884,746
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Cambrex	59,529	[a]	3,113,367
Supernus Pharmaceuticals	36,973	[a]	2,212,834
			5,326,201
Real Estate - 8.1%
Agree Realty	34,885	[b]	1,840,881
Americold Realty Trust	22,867	[b]	503,531
CareTrust	60,071	[b]	1,002,585
CoreCivic	109,424	[b]	2,614,139
Cousins Properties	292,361	[b]	2,832,978
Education Realty Trust	41,858	[b]	1,737,107
Outfront Media	62,131	[b]	1,208,448
Pebblebrook Hotel Trust	47,850	[b]	1,856,580
Retail Properties of America, Cl. A	150,348	[b]	1,921,447
Sunstone Hotel Investors	136,939	[b]	2,275,926
Urban Edge Properties	111,042	[b]	2,539,531
			20,333,153
Retailing - 5.6%
Big Lots	11,585		484,021
Dick's Sporting Goods	76,841		2,708,645
Dillard's, Cl. A	26,752		2,528,064
Express	213,922	[a]	1,957,386
Guess?	77,598		1,660,597
Urban Outfitters	48,314	[a]	2,152,389
Williams-Sonoma	42,239		2,592,630
			14,083,732
Semiconductors & Semiconductor Equipment - 1.8%
Brooks Automation	45,092		1,470,901
Cirrus Logic	38,658	[a]	1,481,761
Semtech	32,862	[a]	1,546,157
			4,498,819
Software & Services - 3.7%
Acxiom	74,820	[a]	2,240,859
CoreLogic	12,925	[a]	670,808
CSG Systems International	37,457		1,530,868
NIC	86,384		1,343,271
NICE, ADR	3,627		376,374
Teradata	38,923	[a]	1,562,758
Verint Systems	33,667	[a]	1,493,131
			9,218,069

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Technology Hardware & Equipment - 7.0%
Ciena		131,872	[a]	3,495,927
Cray		66,601	[a]	1,638,385
Dolby Laboratories, Cl. A		5,146		317,457
Fabrinet		59,401	[a]	2,191,303
II-VI		48,106	[a]	2,090,206
Methode Electronics		43,880		1,768,364
NETGEAR		39,170	[a]	2,448,125
NetScout Systems		60,993	[a]	1,811,492
Tech Data		22,985	[a]	1,887,528
				17,648,787
Transportation - 1.6%
Hub Group, Cl. A		52,069	[a]	2,593,036
Marten Transport		42,345		992,990
Ryder System		7,588		545,274
				4,131,300
Utilities - 3.9%
Chesapeake Utilities		19,329		1,545,354
Hawaiian Electric Industries		14,711		504,587
IDACORP		22,348		2,061,380
Portland General Electric		57,740		2,468,962
Southwest Gas Holdings		43,413		3,311,110
				9,891,393
Total Common Stocks (cost $197,302,435)				250,251,629
	7-Day
	Yield (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,128,085)	1.83	2,128,085	[c]	2,128,085
Total Investments (cost $199,430,520)		100.3%		252,379,714
Liabilities, Less Cash and Receivables		(.3%)		(827,593)
Net Assets		100.0%		251,552,121

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2018 (Unaudited)

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	245,096,218	-	-	245,096,218
Equity Securities—
Foreign Common
Stocks†	4,527,604	-	-	4,527,604
Exchange-Traded
Funds	627,807	-	-	627,807
Registered Investment
Company	2,128,085	-	-	2,128,085

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2018, accumulated net unrealized appreciation on investments was $52,949,194, consisting of $55,961,884 gross unrealized appreciation and $3,012,690 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)